ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Assets Details
Raw Materials	$ 85,816	$ 77,649
Work in process	48,530	90,540
Finished goods	465,510	86,254
Total	$ 599,856	$ 254,443